American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
November 30, 2024

Avantis U.S. Large Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.2%
Huntington Ingalls Industries, Inc.	2,623	519,144
Air Freight and Logistics — 1.3%
Expeditors International of Washington, Inc.	6,771	823,624
FedEx Corp.	5,846	1,769,409
United Parcel Service, Inc., Class B	12,821	1,740,066
		4,333,099
Automobile Components — 0.3%
Autoliv, Inc.	3,802	376,854
BorgWarner, Inc.	15,918	546,306
Lear Corp.	2,267	221,803
		1,144,963
Automobiles — 1.5%
Ford Motor Co.	154,968	1,724,794
General Motors Co.	48,863	2,716,294
Harley-Davidson, Inc.	8,393	282,257
Thor Industries, Inc.	2,420	270,072
		4,993,417
Banks — 7.7%
BOK Financial Corp.	1,107	131,589
Citizens Financial Group, Inc.	7,192	346,223
Comerica, Inc.	8,562	618,605
Commerce Bancshares, Inc.	4,960	365,800
Cullen/Frost Bankers, Inc.	2,979	418,907
East West Bancorp, Inc.	9,997	1,096,471
Fifth Third Bancorp	34,707	1,668,018
First Citizens BancShares, Inc., Class A	503	1,154,385
Huntington Bancshares, Inc.	51,050	919,411
JPMorgan Chase & Co.	35,279	8,809,872
Popular, Inc.	4,153	412,642
Regions Financial Corp.	34,866	950,447
Synovus Financial Corp.	9,002	513,744
U.S. Bancorp	29,883	1,592,465
Webster Financial Corp.	4,684	289,378
Wells Fargo & Co.	59,895	4,562,202
Western Alliance Bancorp	7,187	672,775
Wintrust Financial Corp.	2,707	373,593
Zions Bancorp NA	9,347	565,680
		25,462,207
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	395	515,195
National Beverage Corp.	1,234	60,947
		576,142
Biotechnology — 1.0%
Gilead Sciences, Inc.	27,805	2,574,187
United Therapeutics Corp.(1)	1,815	672,439
		3,246,626
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	31,047	6,454,361
Dillard's, Inc., Class A(2)	116	51,402

eBay, Inc.	26,211	1,658,894
Macy's, Inc.	18,401	298,832
MercadoLibre, Inc.(1)	1,745	3,464,122
		11,927,611
Building Products — 2.0%
A.O. Smith Corp.	4,285	319,190
Advanced Drainage Systems, Inc.	5,025	679,832
Armstrong World Industries, Inc.	3,975	635,324
Builders FirstSource, Inc.(1)	7,025	1,309,952
Carlisle Cos., Inc.	2,837	1,295,658
Owens Corning	5,518	1,134,611
Trex Co., Inc.(1)	7,773	583,208
UFP Industries, Inc.	3,936	534,903
		6,492,678
Capital Markets — 2.2%
Ameriprise Financial, Inc.	4,687	2,690,197
Bank of New York Mellon Corp.	19,814	1,622,172
Goldman Sachs Group, Inc.	2,892	1,759,985
Northern Trust Corp.	4,228	469,985
Raymond James Financial, Inc.	4,475	757,528
		7,299,867
Chemicals — 2.0%
Cabot Corp.	4,495	492,742
CF Industries Holdings, Inc.	8,366	750,096
Dow, Inc.	32,107	1,419,450
Eastman Chemical Co.	4,495	470,716
FMC Corp.	1,024	60,508
LyondellBasell Industries NV, Class A	12,915	1,076,336
Mosaic Co.	13,912	368,112
NewMarket Corp.	617	329,207
Olin Corp.	8,314	354,093
RPM International, Inc.	7,775	1,079,014
Westlake Corp.	1,862	239,081
		6,639,355
Construction and Engineering — 0.8%
Comfort Systems USA, Inc.	1,957	965,330
EMCOR Group, Inc.	3,077	1,569,639
Everus Construction Group, Inc.(1)	3,856	245,473
		2,780,442
Construction Materials — 0.3%
Eagle Materials, Inc.	2,798	864,358
Consumer Finance — 2.7%
Ally Financial, Inc.	19,264	770,175
American Express Co.	12,051	3,671,699
Capital One Financial Corp.	12,313	2,364,219
OneMain Holdings, Inc.	8,125	465,969
Synchrony Financial	26,891	1,815,680
		9,087,742
Consumer Staples Distribution & Retail — 6.6%
BJ's Wholesale Club Holdings, Inc.(1)	9,169	882,975
Casey's General Stores, Inc.	2,204	927,641
Costco Wholesale Corp.	8,201	7,970,388
Dollar Tree, Inc.(1)	11,979	853,743
Kroger Co.	32,963	2,013,380
Sprouts Farmers Market, Inc.(1)	8,639	1,334,553

Target Corp.	15,091	1,996,690
Walmart, Inc.	63,208	5,846,740
		21,826,110
Containers and Packaging — 0.9%
Graphic Packaging Holding Co.	20,584	619,373
International Paper Co.	17,386	1,022,818
Packaging Corp. of America	4,651	1,157,401
Sonoco Products Co.	3,152	163,526
		2,963,118
Distributors — 0.2%
Pool Corp.	1,479	557,716
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	202,620	4,692,679
Frontier Communications Parent, Inc.(1)	19,319	672,494
Verizon Communications, Inc.	100,040	4,435,774
		9,800,947
Electrical Equipment — 0.3%
Acuity Brands, Inc.	1,875	601,294
Atkore, Inc.	2,866	270,292
		871,586
Electronic Equipment, Instruments and Components — 0.9%
Arrow Electronics, Inc.(1)	3,811	457,930
Flex Ltd.(1)	25,226	983,057
Insight Enterprises, Inc.(1)	2,128	332,925
Jabil, Inc.	6,702	910,333
TD SYNNEX Corp.	3,429	408,017
		3,092,262
Energy Equipment and Services — 1.3%
Baker Hughes Co.	37,219	1,635,775
ChampionX Corp.	13,069	404,486
Halliburton Co.	24,149	769,387
Patterson-UTI Energy, Inc.	11,028	92,635
TechnipFMC PLC	28,256	886,391
Weatherford International PLC	5,643	464,419
		4,253,093
Entertainment — 0.9%
Netflix, Inc.(1)	3,337	2,959,285
Financial Services — 1.7%
Equitable Holdings, Inc.	22,162	1,068,873
Essent Group Ltd.	4,963	286,762
Jackson Financial, Inc., Class A	6,686	669,870
MGIC Investment Corp.	17,903	470,133
PayPal Holdings, Inc.(1)	37,675	3,269,060
		5,764,698
Food Products — 0.6%
Archer-Daniels-Midland Co.	10,358	565,547
Bunge Global SA	6,287	564,196
Flowers Foods, Inc.	2,018	45,647
Hershey Co.	509	89,650
Ingredion, Inc.	4,574	673,933
Pilgrim's Pride Corp.(1)	1,556	80,305
		2,019,278
Gas Utilities — 0.1%
MDU Resources Group, Inc.	15,425	309,117

Ground Transportation — 3.7%
CSX Corp.	74,834	2,735,183
JB Hunt Transport Services, Inc.	4,080	771,569
Landstar System, Inc.	2,223	413,300
Norfolk Southern Corp.	5,440	1,500,624
Old Dominion Freight Line, Inc.	5,615	1,264,161
Ryder System, Inc.	3,271	552,275
Saia, Inc.(1)	876	498,514
Schneider National, Inc., Class B	2,178	73,202
U-Haul Holding Co.(1)	313	22,120
U-Haul Holding Co.	3,106	193,939
Union Pacific Corp.	17,350	4,244,851
		12,269,738
Health Care Equipment and Supplies — 0.3%
Globus Medical, Inc., Class A(1)	3,850	329,598
IDEXX Laboratories, Inc.(1)	26	10,966
Lantheus Holdings, Inc.(1)	5,759	514,106
		854,670
Health Care Providers and Services — 0.1%
Ensign Group, Inc.	2,188	319,907
Hotels, Restaurants and Leisure — 2.6%
Boyd Gaming Corp.	3,314	244,739
Carnival Corp.(1)	42,521	1,081,309
Chipotle Mexican Grill, Inc.(1)	32,900	2,024,008
Darden Restaurants, Inc.	4,288	755,846
Las Vegas Sands Corp.	2,572	136,470
Norwegian Cruise Line Holdings Ltd.(1)	32,766	881,078
Royal Caribbean Cruises Ltd.	10,361	2,528,705
Texas Roadhouse, Inc.	4,251	872,603
		8,524,758
Household Durables — 2.1%
DR Horton, Inc.	6,399	1,080,023
Installed Building Products, Inc.	1,425	325,954
KB Home	5,549	459,124
Lennar Corp., B Shares	381	62,800
Lennar Corp., Class A	8,227	1,434,707
Mohawk Industries, Inc.(1)	2,796	388,169
NVR, Inc.(1)	134	1,237,568
PulteGroup, Inc.	8,500	1,149,795
Toll Brothers, Inc.	5,137	848,478
		6,986,618
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	47,038	613,376
Insurance — 7.2%
Aflac, Inc.	11,094	1,264,716
American Financial Group, Inc.	4,048	594,489
American International Group, Inc.	25,810	1,984,273
Arch Capital Group Ltd.	12,225	1,231,302
Axis Capital Holdings Ltd.	6,039	561,869
Everest Group Ltd.	1,842	713,886
Hartford Financial Services Group, Inc.	17,430	2,149,293
Markel Group, Inc.(1)	238	424,335
MetLife, Inc.	22,712	2,003,880
Old Republic International Corp.	6,151	239,705
Primerica, Inc.	2,468	747,187

Principal Financial Group, Inc.	8,081	703,774
Progressive Corp.	15,874	4,268,201
Prudential Financial, Inc.	13,396	1,733,576
Reinsurance Group of America, Inc.	3,303	754,405
RenaissanceRe Holdings Ltd.	1,772	507,058
Travelers Cos., Inc.	10,685	2,842,637
Unum Group	7,746	595,667
W.R. Berkley Corp.	8,559	552,484
		23,872,737
Interactive Media and Services — 4.5%
Alphabet, Inc., Class A	23,028	3,890,581
Alphabet, Inc., Class C	19,184	3,270,680
Meta Platforms, Inc., Class A	13,804	7,927,913
		15,089,174
IT Services — 0.2%
DXC Technology Co.(1)	10,265	230,963
Kyndryl Holdings, Inc.(1)	15,927	552,826
		783,789
Leisure Products — 0.1%
Brunswick Corp.	3,275	263,670
Polaris, Inc.	2,472	170,568
		434,238
Machinery — 4.2%
AGCO Corp.	3,180	321,848
Caterpillar, Inc.	10,047	4,080,187
Cummins, Inc.	6,575	2,465,888
Deere & Co.	5,341	2,488,372
Donaldson Co., Inc.	7,772	606,605
Lincoln Electric Holdings, Inc.	3,165	691,489
Mueller Industries, Inc.	7,854	634,368
PACCAR, Inc.	21,309	2,493,153
Timken Co.	4,250	329,162
		14,111,072
Media — 1.1%
Comcast Corp., Class A	64,928	2,804,240
Fox Corp., Class A	11,974	564,215
Fox Corp., Class B	5,900	263,907
		3,632,362
Metals and Mining — 1.6%
ATI, Inc.(1)	9,141	550,014
Cleveland-Cliffs, Inc.(1)	30,975	385,639
Commercial Metals Co.	8,266	509,929
Nucor Corp.	10,213	1,579,849
Reliance, Inc.	2,174	698,376
Steel Dynamics, Inc.	8,610	1,250,775
U.S. Steel Corp.	8,731	355,963
		5,330,545
Oil, Gas and Consumable Fuels — 11.0%
Antero Midstream Corp.	13,801	220,402
APA Corp.	23,459	531,346
Cheniere Energy, Inc.	6,811	1,525,732
Chevron Corp.	23,090	3,738,964
Chord Energy Corp.	3,203	408,447
Civitas Resources, Inc.	6,913	358,646
ConocoPhillips	24,370	2,640,280

Coterra Energy, Inc.	24,711	660,278
Devon Energy Corp.	27,124	1,029,356
Diamondback Energy, Inc.	6,711	1,191,807
EnLink Midstream LLC(1)	16,540	264,805
EOG Resources, Inc.	16,510	2,200,123
EQT Corp.	12,785	580,950
Expand Energy Corp.	9,498	939,922
Exxon Mobil Corp.	63,645	7,507,564
Hess Corp.	9,301	1,368,921
Hess Midstream LP, Class A	5,245	198,786
Magnolia Oil & Gas Corp., Class A	11,204	310,799
Marathon Petroleum Corp.	11,184	1,746,382
Matador Resources Co.	7,834	470,118
Murphy Oil Corp.	9,577	310,965
Occidental Petroleum Corp.	21,487	1,086,812
Ovintiv, Inc.	15,938	723,904
PBF Energy, Inc., Class A	4,526	142,524
Permian Resources Corp.	37,541	587,892
Range Resources Corp.	10,639	380,238
SM Energy Co.	6,800	307,292
Targa Resources Corp.	8,456	1,727,561
Texas Pacific Land Corp.	711	1,137,664
Williams Cos., Inc.	41,691	2,439,757
		36,738,237
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	795	93,969
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(1)	7,149	376,037
Delta Air Lines, Inc.	28,818	1,839,165
United Airlines Holdings, Inc.(1)	18,171	1,759,498
		3,974,700
Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC(1)	2,172	264,093
Johnson & Johnson	25,460	3,946,555
Viatris, Inc.	68,197	892,699
		5,103,347
Professional Services — 0.5%
Paychex, Inc.	7,747	1,133,154
Robert Half, Inc.	7,273	542,638
		1,675,792
Semiconductors and Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	9,491	250,942
Applied Materials, Inc.	15,931	2,783,305
First Solar, Inc.(1)	2,694	536,833
Lam Research Corp.	34,780	2,569,546
QUALCOMM, Inc.	20,854	3,305,985
Skyworks Solutions, Inc.	8,639	756,690
		10,203,301
Software — 0.2%
Pegasystems, Inc.	3,425	325,272
Qualys, Inc.(1)	2,342	359,731
		685,003

Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A(1)	4,263	638,129
Academy Sports & Outdoors, Inc.	4,257	209,657
Best Buy Co., Inc.	8,340	750,600
Burlington Stores, Inc.(1)	3,648	1,028,298
CarMax, Inc.(1)	9,629	808,547
Dick's Sporting Goods, Inc.	2,589	536,544
Floor & Decor Holdings, Inc., Class A(1)	4,598	515,942
Gap, Inc.	17,770	430,923
Murphy USA, Inc.	1,433	784,997
Ross Stores, Inc.	9,720	1,505,336
TJX Cos., Inc.	36,027	4,528,234
Tractor Supply Co.	3,891	1,103,760
Ulta Beauty, Inc.(1)	1,702	658,061
Williams-Sonoma, Inc.	6,578	1,131,548
		14,630,576
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	33,999	8,068,983
Textiles, Apparel and Luxury Goods — 1.7%
Crocs, Inc.(1)	4,081	430,954
Deckers Outdoor Corp.(1)	5,100	999,396
Lululemon Athletica, Inc.(1)	3,400	1,090,244
NIKE, Inc., Class B	15,220	1,198,879
Ralph Lauren Corp.	2,058	476,221
Skechers USA, Inc., Class A(1)	5,584	356,371
Tapestry, Inc.	16,006	996,854
VF Corp.	5,259	106,389
		5,655,308
Trading Companies and Distributors — 2.5%
Air Lease Corp.	5,865	298,528
Applied Industrial Technologies, Inc.	1,469	403,564
Boise Cascade Co.	2,993	441,767
Fastenal Co.	23,966	2,002,599
MSC Industrial Direct Co., Inc., Class A	2,570	220,712
United Rentals, Inc.	3,010	2,606,660
WW Grainger, Inc.	2,081	2,508,312
		8,482,142
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	10,419	2,572,868
TOTAL COMMON STOCKS (Cost $258,725,394)		330,492,071
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,007,291	1,007,291
State Street Navigator Securities Lending Government Money Market Portfolio(3)	52,432	52,432
TOTAL SHORT-TERM INVESTMENTS (Cost $1,059,723)		1,059,723
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $259,785,117)		331,551,794
OTHER ASSETS AND LIABILITIES — 0.3%		1,069,551
TOTAL NET ASSETS — 100.0%		$332,621,345

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	December 2024	$605,150	$15,422
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $51,402. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $52,432.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.